LEASES - Components of Operating Lease Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Amortization of right-of-use assets	¥ 34,520	$ 5,005	¥ 16,997	¥ 8,158
Expense for short-term leases within 12 months	12	2	16
Interest of lease liabilities	3,178	461	2,585	679
Operating lease rental expense	¥ 37,710	$ 5,468	¥ 19,598	¥ 8,837